Segment Reporting - Summary of Regional Distribution of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	€ 71,755,303	€ 76,442,505	€ 66,790,840
Germany [member]
Disclosure of geographical areas [line items]
Revenue	145,000	309,000	851,000
Europe and Asia [member]
Disclosure of geographical areas [line items]
Revenue	39,322,000	56,784,000	57,229,000
USA and Canada [member]
Disclosure of geographical areas [line items]
Revenue	€ 32,288,000	€ 19,350,000	€ 8,711,000